STOCKHOLDERS' EQUITY (Details 2) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	6,219,200
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	6,219,200	6,219,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Exercise price per share [Roll Forward]
Outstanding at beginning	$ 0.625
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	0.625	$ 0.625
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	0.625
Granted
Forfeited/Cancelled
Exercised
Outstanding at ending	$ 0.625	$ 0.625
QPAGOS Corporation - Parent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning	6,219,200
Granted		6,219,200
Forfeited/Cancelled
Exercised
Outstanding at ending		6,219,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Exercise price per share [Roll Forward]
Outstanding at beginning	$ 0.625
Granted		0.625
Forfeited/Cancelled
Exercised
Outstanding at ending		0.625
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at beginning	$ 0.625
Granted		0.625
Forfeited/Cancelled
Exercised
Outstanding at ending		$ 0.625